Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($)	Fees	Total Payments
Total	$ 1,340,000	$ 1,340,000
KSM
Total	870,000	870,000
Iskut
Total	30,000	30,000
Courageous Lake
Total	140,000	140,000
Snowstorm
Total	$ 300,000	$ 300,000